Related party transactions (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Zhizhu Network
Related party transactions
Marketing services provided by related party	3,217,275	3,388,750	925,000
PW Pictures
Related party transactions
Office rental income from related party	10,230,248	6,261,059	680,970
Minor investees
Related party transactions
Marketing services provided by related party	2,337,942
Copyrights purchased from minor investees	9,058,333
Short-term loans to minor investees	2,000,000
Prepayments to minor investees for game licenses	3,800,000	3,000,000